Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2024
Major Customer And Geographic Information [Abstract]
Schedule of Revenues and Operating Profit (Loss) per Segment

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Revenues:
Aerospace
External customers	$1,780,483	$1,613,137	$1,471,093
Intersegment revenue	255,805	260,144	262,089
Total	$2,036,288	$1,873,281	$1,733,182
C4I and Cyber
External customers	$750,573	$668,414	$631,297
Intersegment revenue	49,227	52,702	47,098
Total	$799,800	$721,116	$678,395
ISTAR and EW
External customers	$1,118,628	$996,927	$882,200
Intersegment revenue	199,399	182,500	163,449
Total	$1,318,027	$1,179,427	$1,045,649
Land
External customers	$1,605,046	$1,241,023	$1,075,846
Intersegment revenue	74,339	65,174	92,737
Total	$1,679,385	$1,306,197	$1,168,583
ESA
External customers	$1,573,141	$1,455,243	$1,451,113
Intersegment revenue	12,572	9,695	5,559
Total	$1,585,713	$1,464,938	$1,456,672
Revenues
Total revenues (external customers and intersegment) for reportable segments	$7,419,213	$6,544,959	$6,082,481
Less -Intersegment revenue	(591,342)	(570,215)	(570,932)
Total consolidated revenues	$6,827,871	$5,974,744	$5,511,549
Note 23 - SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

A.    SEGMENT DISCLOSURE (Cont.):

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Operating income:
Aerospace	$149,060	$125,455	$106,760
C4I and Cyber	61,987	50,653	48,964
ISTAR and EW	96,110	134,882	49,120
Land	150,684	80,610	28,554
ESA	56,199	(4,687)	74,978
Segment operating income	514,040	386,913	308,376
Unallocated corporate expenses and inter-company unrealized profit	(24,987)	(17,805)	(9,810)
Other operating income	—	—	68,918
Operating income	489,053	369,108	367,484
Financial expenses, net (see note 25)	(151,125)	(137,827)	(51,364)
Other income (expenses), net (see note 26)	3,818	(4,787)	(23,562)
Income before income taxes	$341,746	$226,494	$292,558

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Aerospace
Revenues	$2,036,288	$1,873,281	$1,733,182
Research and development, net	(104,946)	(107,883)	(117,683)
Other expenses	(1,782,282)	(1,639,943)	(1,508,739)
Operating income	$149,060	$125,455	$106,760
C4I and Cyber
Revenues	$799,800	$721,116	$678,395
Research and development, net	(70,286)	(72,663)	(72,720)
Other expenses	(667,527)	(597,800)	(556,711)
Operating income	$61,987	$50,653	$48,964
ISTAR and EW
Revenues	$1,318,027	$1,179,427	$1,045,649
Research and development, net	(100,205)	(87,112)	(82,918)
Other expenses	(1,121,712)	(957,433)	(913,611)
Operating income	$96,110	$134,882	$49,120
Land
Revenues	$1,679,385	$1,306,197	$1,168,583
Research and development, net	(133,552)	(85,604)	(87,099)
Other expenses	(1,395,149)	(1,139,983)	(1,052,930)
Operating income	$150,684	$80,610	$28,554
ESA
Revenues	$1,585,713	$1,464,938	$1,456,672
Research and development, net	(54,685)	(68,779)	(73,765)
Other expenses	(1,474,829)	(1,400,846)	(1,307,929)
Operating income	$56,199	$(4,687)	$74,978
Segment operating income	$514,040	$386,913	$308,376
Note 23 - SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

A.    SEGMENT DISCLOSURE (Cont.):

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Depreciation and amortization by segment:
Aerospace	$34,958	$36,284	$34,353
C4I and Cyber	9,440	12,551	13,651
ISTAR and EW	32,978	29,001	24,992
Land	34,813	34,747	38,560
ESA	44,307	50,526	46,540
Unallocated corporate expenses	1,895	1,690	3,194
Total depreciation and amortization	$158,391	$164,799	$161,290

Schedule Of Revenues By Geographic Areas
Revenue are attributed to geographic areas based on the location of the end customers as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
North America	$1,520,338	$1,417,742	$1,489,685
Asia-Pacific	1,132,701	1,263,771	1,405,473
Israel	1,987,974	1,167,228	1,071,945
Europe	1,820,912	1,776,412	1,243,550
Latin America	150,013	120,700	119,860
Other	215,933	228,891	181,036
	$6,827,871	$5,974,744	$5,511,549

Schedule Of Major Customer Data	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
IMOD	25%	16%	17%
U.S. Government	15%	17%	19%

Schedule Of Long Lived Assets By Geographic Areas	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:
The Company's long-lived assets for the year ended December 31, 2024, 2023 and 2022, commencing current year presentation, includes property plant and equipment and operating lease right of use assets, as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Israel	$1,396,297	$1,098,074	$968,450
U.S.	298,984	307,239	280,687
Other	110,009	108,521	105,516
	$1,805,290	$1,513,834	$1,354,653